STROOCK & STROOCK & LAVAN LLP
180 MAIDEN LANE
NEW YORK, NEW YORK 10038

March 21, 2012

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C. 20549
Attention:  Deborah O'Neal-Johnson

Re:	The Lazard Funds, Inc. (File Nos.: 811-06312, 33-40682)
Preliminary Proxy Statement on Schedule 14A

Ladies and Gentlemen:

On behalf of The Lazard Funds, Inc. (the "Fund"), transmitted herewith for filing with the Securities and Exchange Commission is the Fund's preliminary proxy statement, filed on behalf of Lazard U.S. Equity Value Portfolio (the "Portfolio"), on Schedule 14A (the "Preliminary Proxy Statement") for a special meeting of shareholders of the Portfolio (the "Special Meeting").

The Special Meeting is scheduled to be held at 30 Rockefeller Plaza, New York, New York 10112, on Tuesday, May 1, 2012, at 3:00 p.m., for the following purposes:

1.	To approve changing the classification of the Portfolio from a "diversified" fund to a "non-diversified" fund, as such terms are defined in the Investment Company Act of 1940, as amended; and

2.	To transact such other business as may properly come before the Special Meeting and any adjournment or postponement thereof.

The close of business on April 5, 2012 was fixed as the record date for the determination of shareholders entitled to receive notice of, and to vote at, the Special Meeting and any adjournment or postponement thereof.  The Proxy Statement will be mailed to shareholders on or about April 9, 2012.

Please telephone the undersigned at 212.806.5678, or Janna Manes of this office at 212.806.6141, if you have any questions.

Very truly yours,

/s/ Anna S. Harman

Anna S. Harman

cc:           Janna Manes